Policyholder liabilities and unallocated surplus - Asia liabilities by duration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities
Policyholder liabilities	$ 385,678
Operating segments after elimination of intra-group amounts, before unallocated
Liabilities
Policyholder liabilities	385,492
Operating segments after elimination of intra-group amounts, before unallocated | Asia insurance operations
Liabilities
Policyholder liabilities	$ 115,943	$ 91,836	$ 85,089
Operating segments after elimination of intra-group amounts, before unallocated | Asia insurance operations | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	18.00%	20.00%
Operating segments after elimination of intra-group amounts, before unallocated | Asia insurance operations | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	18.00%	19.00%
Operating segments after elimination of intra-group amounts, before unallocated | Asia insurance operations | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	15.00%	15.00%
Operating segments after elimination of intra-group amounts, before unallocated | Asia insurance operations | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	13.00%	12.00%
Operating segments after elimination of intra-group amounts, before unallocated | Asia insurance operations | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	11.00%	10.00%
Operating segments after elimination of intra-group amounts, before unallocated | Asia insurance operations | Over 25 years
Liabilities
Percentage of policyholder liabilities	25.00%	24.00%